Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2010 Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues								$ 8		$ 22	$ 25	$ 31
Operating loss								(26)		(10)	(2)	(27)
Loss from operations before income taxes								(26)		(10)	(2)	(27)
Benefit for income taxes								9		4	1	9
Loss from operations								(17)		(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests										(1)	1	1
Gain/(Loss) on sale, net of tax							1	(5)			1	(5)
(Loss)/Income from discontinued operations, net of tax	$ (4)	$ (1)	$ (2)	$ 2	$ (1)	$ (7)	$ 1	$ (22)	$ 3	$ (7)	$ 1	$ (22)